INCOME TAXES - Tax reconciliation (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAXES
Federal income tax expense at statutory rate			21.00%	21.00%
State income tax, net of federal benefit			10.40%	14.40%
Permanent differences			1.60%	(0.50%)
Research and development tax credit				0.30%
Change in valuation allowance			(33.00%)	(35.20%)
Effective income tax rate	0.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits			$ 0	$ 0